Nature of expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Nature of expenses
Production and manufacturing costs	$ 2,397	$ 2,738
Salaries and benefits	14,942	12,835
Consulting fees	4,146	4,076
Research and development expenses	2,839	3,358
Impairment of goodwill	2,524
Sales and marketing expenses	1,711	1,127
Amortization and depreciation	1,604	1,879
Share-based compensation	4,238	7,205
Rent	496	250
Software/hardware	1,003	619
Insurance	1,239	1,397
Office and shop supplies	683	415
Other expenses	985	1,265
Nature of expenses, total	$ 38,807	$ 37,164